Property, Plant and Equipment (Details) - Schedule of property plant breakdown - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	R$ 23,005	R$ 13,181
Accumulated depreciation	(3,822)	(2,861)
Net amount	19,183	10,320	R$ 7,476	R$ 14,652
Land [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	600	570
Accumulated depreciation
Net amount	600	570	481	2,766
Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	859	767
Accumulated depreciation	(129)	(111)
Net amount	730	656	609	3,829
Improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	7,933	4,387
Accumulated depreciation	(1,068)	(791)
Net amount	6,865	3,596	2,598	2,207
Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	2,160	1,373
Accumulated depreciation	(720)	(545)
Net amount	1,440	828	635	1,242
Facilities [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	729	472
Accumulated depreciation	(144)	(110)
Net amount	585	362	269	330
Furniture and appliances [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	1,043	635
Accumulated depreciation	(288)	(219)
Net amount	755	416	340	601
Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	543	235
Accumulated depreciation
Net amount	543	235	78	140
Others [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	157	115
Accumulated depreciation	(93)	(78)
Net amount	64	37
Property, plant and equipment not subject to operating leases [member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	14,024	8,554
Accumulated depreciation	(2,442)	(1,854)
Net amount	11,582	6,700	5,047	11,157
Finance Lease [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	8,981	4,627
Accumulated depreciation	(1,380)	(1,007)
Net amount	7,601	3,620	2,429
Finance Lease [Member] | Land [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Net amount				3
Finance Lease [Member] | Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	8,924	4,566
Accumulated depreciation	(1,331)	(962)
Net amount	7,593	3,604	2,423	3,449
Finance Lease [Member] | Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property plant breakdown [Line Items]
Historical cost	57	61
Accumulated depreciation	(49)	(45)
Net amount	R$ 8	R$ 16	R$ 6	R$ 43